Intangible assets	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets

				Other
	Purchased	Customer		purchased
	technology	relationships	Brand	intangibles	Total
	$	$	$	$	$
Cost
Balance at July 1, 2022	110,123	126,456	6,787	2,748	246,114
Balance at June 30, 2023	110,123	126,456	6,787	2,748	246,114
Balance at June 30, 2024	110,123	126,456	6,787	2,748	246,114
Accumulated amortization
Balance at July 1, 2022	23,906	25,464	2,820	2,555	54,745
Amortization expense	17,670	15,357	766	139	33,932
Balance at June 30, 2023	41,576	40,821	3,586	2,694	88,677
Amortization expense	17,683	14,948	624	54	33,309
Balance at June 30, 2024	59,259	55,769	4,210	2,748	121,986
Net book value as at:
Balance at June 30, 2023	68,547	85,635	3,201	54	157,437
Balance at June 30, 2024	50,864	70,687	2,577	—	124,128
For the year ended June 30, 2024, amortization expense of intangible assets was $33,309 (June 30, 2023 - $33,932).